Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (1)	Total Shareholder Return	S&P U.S. SmallCap Banks Index Total Shareholder Return	Net Income	Income (2)

2022	$1,423,524	$1,302,851	$705,495	$646,848	$112	$111	$42,716,301	$67,819,819
2021	$1,275,889	$1,521,137	$675,686	$790,873	$140	$126	$42,171,487	$64,219,571
2020	$1,037,248	$971,796	$602,842	$521,016	$78	$91	$31,455,964

Company Selected Measure Name	Income
Peer Group Issuers, Footnote [Text Block]	The following chart demonstrates the relationship between compensation actually paid to our PEO and average compensation actually paid to other Non-PEO NEOs and various performance measures of the Company for the fiscal years ended December 31, 2022, 2021 and 2020, including the total shareholder return (“TSR”) performance of our common stock with the TSR performance of the Company’s selected peer group, the S&P U.S. SmallCap Banks Index. The TSR amounts in the chart below assumes that $100 was invested beginning on December 31, 2019 and that all distributions or dividends were reinvested on a quarterly basis. The chart below shows a connection between compensation actually paid and TSR for the Company and its peer group.
PEO Total Compensation Amount	$ 1,423,524	$ 1,275,889	$ 1,037,248
PEO Actually Paid Compensation Amount	$ 1,302,851	1,521,137	971,796
Adjustment To PEO Compensation, Footnote [Text Block]

	2020		2021		2022
	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs
Summary Compensation Table Total	$1,037,248	$602,842	$1,275,889	$675,686	$1,423,524	$705,495
Less: "stock awards and "option awards" columns in the SC table	$(157,767)	$(83,123)	$(157,768)	$(83,121)	$(207,757)	$(88,120)
Plus: Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End	$145,867	$76,497	$170,944	$90,073	$190,341	$80,733
Plus: Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$—	$—	$38,441	$20,243	$—	$—
Change in Fair Value of Outstanding and Unvested Awards as of Applicable FY End	$(43,875)	$(22,767)	$149,584	$78,682	$(50,558)	$(26,894)
Change in Fair Value for Awards Granted during Prior FY that Vested During Applicable FY	$(16,091)	$(8,796)	$36,692	$18,916	$(60,010)	$(31,075)
Plus: Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$6,414	$3,358	$7,355	$3,862	$7,311	$3,576
Less: Aggregate Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$—	$(30,340)	$—	$(13,468)	$—	$(16,551)
Plus: Aggregate Service Cost and, if applicable, Prior Service Cost for Pension Plans	$—	$(16,655)	$—	$—	$—	$19,684
Compensation Actually Paid	$971,796	$521,016	$1,521,137	$790,873	$1,302,851	$646,848

Non-PEO NEO Average Total Compensation Amount	$ 705,495	675,686	602,842
Non-PEO NEO Average Compensation Actually Paid Amount	$ 646,848	790,873	521,016
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2020		2021		2022
	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs
Summary Compensation Table Total	$1,037,248	$602,842	$1,275,889	$675,686	$1,423,524	$705,495
Less: "stock awards and "option awards" columns in the SC table	$(157,767)	$(83,123)	$(157,768)	$(83,121)	$(207,757)	$(88,120)
Plus: Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End	$145,867	$76,497	$170,944	$90,073	$190,341	$80,733
Plus: Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$—	$—	$38,441	$20,243	$—	$—
Change in Fair Value of Outstanding and Unvested Awards as of Applicable FY End	$(43,875)	$(22,767)	$149,584	$78,682	$(50,558)	$(26,894)
Change in Fair Value for Awards Granted during Prior FY that Vested During Applicable FY	$(16,091)	$(8,796)	$36,692	$18,916	$(60,010)	$(31,075)
Plus: Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$6,414	$3,358	$7,355	$3,862	$7,311	$3,576
Less: Aggregate Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$—	$(30,340)	$—	$(13,468)	$—	$(16,551)
Plus: Aggregate Service Cost and, if applicable, Prior Service Cost for Pension Plans	$—	$(16,655)	$—	$—	$—	$19,684
Compensation Actually Paid	$971,796	$521,016	$1,521,137	$790,873	$1,302,851	$646,848

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart demonstrates the relationship between compensation actually paid to our PEO and average compensation actually paid to other Non-PEO NEOs and various performance measures of the Company for the fiscal years ended December 31, 2022, 2021 and 2020, including the total shareholder return (“TSR”) performance of our common stock with the TSR performance of the Company’s selected peer group, the S&P U.S. SmallCap Banks Index. The TSR amounts in the chart below assumes that $100 was invested beginning on December 31, 2019 and that all distributions or dividends were reinvested on a quarterly basis. The chart below shows a connection between compensation actually paid and TSR for the Company and its peer group.

Compensation Actually Paid vs. Net Income [Text Block]	The following chart compares the compensation actually paid to our PEO and the average of the compensation actually paid to our other Non-PEO NEOs with net income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart compares the compensation actually paid to our PEO and the average of the compensation actually paid to our other Non-PEO NEOs with “Income.” Refer to page 29 under "Compensation Discussion and Analysis" for additional information on how "Income" is calculated.

Tabular List [Table Text Block]
The following table lists the most important financial performance measures used by the Company to link compensation actually paid to our PEO and our Non-PEO NEOs to the performance of the Company for the fiscal year ended December 31, 2022:

List of Most Important Financial Performance Measures for 2022 (1)
Income (2)
Loan Growth
YTD Average Low Cost Deposits
Loan Quality
Non-Interest Fee Revenue
Salaries and Benefits

(1) Refer to page 29 under "Compensation Discussion and Analysis" for more information on the performance factors listed in the table above.
	(2) Refer to page 29 under "Compensation Discussion and Analysis" for additional information on how "Income" is calculated.
Total Shareholder Return Amount	$ 112	140	78
Peer Group Total Shareholder Return Amount	111	126	91
Net Income (Loss)	$ 42,716,301	$ 42,171,487	31,455,964
Company Selected Measure Amount	67,819,819	64,219,571
PEO Name	Mr. John P. Clancy, Jr.
Additional 402(v) Disclosure [Text Block]	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs for the relevant fiscal year, as calculated in accordance with Item 402(v) of Regulation S-K. Total compensation for the PEO and other Non-PEO NEOs, as disclosed in the Summary Compensation Table, is comprised of salaries and equity awards based on Company performance factors from the prior year. The table below provides the adjustments to the Summary Compensation Table total compensation made to arrive at the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs.(2) Refer to page 29 under "Compensation Discussion and Analysis" for additional information on how "Income" is calculated.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Income (2)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Loan Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	YTD Average Low Cost Deposits
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Loan Quality
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Non-Interest Fee Revenue
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Salaries and Benefits
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (207,757)	$ (157,768)	(157,767)
PEO [Member] | Equity Awards Granted During the Year, Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	190,341	170,944	145,867
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	38,441	0
PEO [Member] | Equity Awards Outstanding During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(50,558)	149,584	(43,875)
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(60,010)	36,692	(16,091)
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid During Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,311	7,355	6,414
PEO [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(88,120)	(83,121)	(83,123)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	80,733	90,073	76,497
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	20,243	0
Non-PEO NEO [Member] | Equity Awards Outstanding During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(26,894)	78,682	(22,767)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(31,075)	18,916	(8,796)
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid During Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,576	3,862	3,358
Non-PEO NEO [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(16,551)	(13,468)	(30,340)
Non-PEO NEO [Member] | Pension Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 19,684	$ 0	$ (16,655)